Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, shares authorized	45,454,546	45,454,546	45,454,546
Common stock, shares issued	10,767,774	9,727,774	9,041,426
Common stock, shares outstanding	10,443,889	9,403,889	8,717,541
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Class A [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ .001
Preferred stock shares issued	970,000	970,000	970,000
Preferred stock, shares outstanding	970,000	970,000	970,000
Preferred Class B [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares issued	1,804,394	1,804,394	2,120,742
Preferred stock, shares outstanding	1,804,394	1,804,394	2,120,742